Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 5,039	$ 5,500
Prepaid expense	3,222	3,200
Deferred offering costs	1,681,250	1,589,767
Total Assets	1,689,511	1,598,467
LIABILITIES AND EQUITY
Accounts payable and other accruals	76,909	57,283
Due to affiliates	1,971,168	1,676,536
Total Liabilities	2,048,077	1,733,819
Equity:
Common stock, $0.01 par value, 75,000,000 shares authorized, 1,000 shares issued and outstanding	10	10
Additional paid-in capital	9,990	9,990
Accumulated deficit	(368,566)	(145,352)
Total Stockholder's Equity	(358,566)	(135,352)
Total Liabilities and Equity	$ 1,689,511	$ 1,598,467